PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Asset Management & Custody Banks 11.0%
AllianceBernstein Holding LP, MLP	51,373	$1,769,286
Ares Management Corp. (Class A Stock)	15,604	2,284,426
Blackstone, Inc.	3,471	494,131
Bridge Investment Group Holdings, Inc. (Class A Stock)	111,260	913,445
KKR & Co., Inc.	93,537	11,577,074
		17,038,362
Consumer Finance 2.6%
American Express Co.	15,750	4,073,738
Diversified Banks 21.1%
Bank of America Corp.	165,623	6,749,137
JPMorgan Chase & Co.	69,721	15,673,281
NU Holdings Ltd. (Brazil) (Class A Stock)*	231,096	3,459,507
PNC Financial Services Group, Inc. (The)	36,512	6,758,006
		32,639,931
Financial Exchanges & Data 4.0%
Moody’s Corp.	12,533	6,112,846
Insurance Brokers 6.7%
Marsh & McLennan Cos., Inc.	28,146	6,403,497
Ryan Specialty Holdings, Inc.	61,291	3,961,237
		10,364,734
Investment Banking & Brokerage 8.1%
Goldman Sachs Group, Inc. (The)	16,873	8,609,448
Houlihan Lokey, Inc.	13,026	2,040,132
Marex Group PLC (United Kingdom)	73,752	1,819,462
		12,469,042
Life & Health Insurance 4.5%
MetLife, Inc.	90,604	7,019,998
Mortgage REITs 1.3%
Ladder Capital Corp., REIT	162,275	2,005,719
Other Diversified Financial Services 2.3%
Apollo Global Management, Inc.	31,225	3,613,669

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Property & Casualty Insurance 10.3%
Chubb Ltd.	32,570	$9,255,743
Progressive Corp. (The)	26,499	6,683,048
		15,938,791
Regional Banks 12.1%
East West Bancorp, Inc.	26,938	2,264,678
Eastern Bankshares, Inc.	106,041	1,799,516
Enterprise Financial Services Corp.	28,572	1,511,744
First Bancorp	38,227	1,623,883
First Interstate BancSystem, Inc. (Class A Stock)	42,126	1,308,012
Pinnacle Financial Partners, Inc.	22,336	2,223,995
Truist Financial Corp.	145,884	6,486,003
Wintrust Financial Corp.	13,216	1,437,901
		18,655,732
Reinsurance 2.4%
RenaissanceRe Holdings Ltd. (Bermuda)	14,549	3,706,940
Transaction & Payment Processing Services 13.1%
Adyen NV (Netherlands), 144A*	1,743	2,572,326
Mastercard, Inc. (Class A Stock)	17,917	8,660,003
Visa, Inc. (Class A Stock)	32,550	8,995,843
		20,228,172

Total Long-Term Investments (cost $83,206,671)		153,867,674

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $1,042,933)(wb)	1,042,933	1,042,933

TOTAL INVESTMENTS 100.2% (cost $84,249,604)		154,910,607
Liabilities in excess of other assets (0.2)%		(374,128)

Net Assets 100.0%		$154,536,479

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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